CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (Parenthetical) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Unrealized gain on available-for-sale securities, tax effect		¥ 9,625	¥ 0	¥ 0
Share-based compensation	$ (12,397)	(86,070)	(85,945)	(81,380)
Included in cost of services
Share-based compensation	(2,028)	(14,080)	(13,770)	(12,997)
Included in operating expenses - Sales and marketing
Share-based compensation	(1,744)	(12,104)	(11,837)	(11,173)
Included in operating expenses - General and administrative
Share-based compensation	$ (8,625)	¥ (59,886)	¥ (60,338)	¥ (57,210)